SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment And Geographical Information
Revenues	$ 218,187	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 636,184	$ 620,887	$ 834,004	$ 830,999	$ 863,551
Interest expense	64,997	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	187,404	190,404	254,073	268,834	313,032
Segment net income	65,328		56,951							198,200	169,086	213,581	201,534	162,480
Depreciation and amortization	28,782		27,266							84,672	81,225	108,902	111,546	119,287
Expenditures for equipment on operating leases and for non-lease assets	127,328		125,362							390,759	308,195	459,477	386,361	356,902
Provision for credit losses	1,891		12,080							(5,469)	15,818	44,578	32,853	76,394
Additional disclosures
Segment assets	14,604,424	13,346,529				11,901,151				14,604,424		13,346,529	11,901,151	10,883,489
Total managed receivables	12,781,855	10,901,963				9,601,698				12,781,855		10,901,963	9,601,698	8,952,044
United States
Segment And Geographical Information
Revenues	169,737		163,361							493,408	479,132	644,900	641,252	681,698
Interest expense	53,136		48,990							152,584	150,937	202,208	207,657	255,316
Segment net income	45,942		41,839							146,614	123,048	152,854	146,709	100,291
Depreciation and amortization	20,466		18,824							60,063	56,667	76,145	78,568	90,041
Expenditures for equipment on operating leases and for non-lease assets	108,422		100,607							314,600	231,908	355,076	292,823	268,593
Provision for credit losses	1,762		9,169							(8,070)	12,735	33,875	28,974	74,370
Additional disclosures
Segment assets	12,099,277	11,016,740				9,654,594				12,099,277		11,016,740	9,654,594	8,683,991
Total managed receivables	10,514,182	8,849,079				7,827,253				10,514,182		8,849,079	7,827,253	7,214,953
Canada
Segment And Geographical Information
Revenues	49,751		49,015							146,620	143,530	192,196	189,747	181,853
Interest expense	13,162		13,841							38,664	41,242	54,957	61,177	57,716
Segment net income	19,386		15,112							51,586	46,038	60,727	54,825	62,219
Depreciation and amortization	8,316		8,442							24,609	24,558	32,757	32,978	29,246
Expenditures for equipment on operating leases and for non-lease assets	18,906		24,755							76,159	76,287	104,401	93,538	88,309
Provision for credit losses	129		2,911							2,601	3,083	10,703	3,879	2,024
Additional disclosures
Segment assets	2,721,531	2,555,140				2,358,198				2,721,531		2,555,140	2,358,198	2,307,319
Total managed receivables	2,267,673	2,052,884				1,774,445				2,267,673		2,052,884	1,774,445	1,737,091
Eliminations
Segment And Geographical Information
Revenues	(1,301)		(1,317)							(3,844)	(1,775)	(3,092)
Interest expense	(1,301)		(1,317)							(3,844)	(1,775)	(3,092)
Segment net income														(30)
Additional disclosures
Segment assets	$ (216,384)	$ (225,351)				$ (111,641)				$ (216,384)		$ (225,351)	$ (111,641)	$ (107,821)